Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Depreciation expenses	$ 33.2	$ 32.8	$ 26.5
Computers and equipment | Minimum
Property and equipment
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Property and equipment
Estimated useful lives of assets	4 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years